Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document - Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	H1
Entity Registrant Name	BRITISH TELECOMMUNICATIONS PLC /ADR
Entity Central Index Key	0000820534
Current Fiscal Year End Date	--03-31